Capital Stock (Tables)	12 Months Ended
Sep. 30, 2016
Capital Stock [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
The following table reflects the changes in common shares:

Year ended 30 September	2016	2015	2014
Number of Common Shares Outstanding
Balance, beginning of year	215,359,113	213,538,144	211,179,257
Issuance of treasury shares for stock option and award plans	1,991,712	1,820,969	2,358,887
Balance, end of year	217,350,825	215,359,113	213,538,144